Notes Payable (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal amounts	$ 241,067	$ 241,067	$ 241,067	$ 241,067
Interest rate	12.00%	12.00%	12.00%	12.00%
Conversion price	$ 0.8	$ 0.008	$ 0.8	$ 0.008
Term				2 years